3. Loans, Allowance for Loan Losses and Credit Quality (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans and Leases Receivable Disclosure [Abstract]
Commercial and Industrial	$ 55,619,285	$ 49,283,948
Commercial real estate	156,935,803	139,807,517
Residential real estate - 1st lien	172,847,074	169,612,809
Residential real estate - Jr. lien	45,687,405	47,029,023
Consumer	8,819,359	10,642,151
Gross Loans	439,908,926	416,375,448
Allowance for loan loss	4,854,915	4,312,080	3,886,502
Deferred net loan costs (fees)	(300,429)	(169,501)
Total Adjustments	4,554,486	4,142,579
Net loans	$ 435,354,440	$ 412,232,869